Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Equity [Abstract]
Schedule of the company's stock options activity

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2018	18,505	220.00	8.46	-	-
Forfeited	(750)	-	-	-	-
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Outstanding at March 31, 2020	17,755	-	6.14	-	-
Exercisable at March 31, 2020	12,917	$220.00	2.76	$-	$-

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	44,351	$210.00	9.27	$-	$-
Forfeited	(25,846)	200.00			-
Outstanding at September 30, 2018	18,505	220.00	8.46	-	-
Forfeited	(750)	-	-	-
Outstanding at September 30, 2019	17,755	220.00	7.18	-	-
Exercisable at September 30, 2019	12,838	$210.00	6.84	$-	$-

Schedule of the company's warrant activity

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding and exercisable at September 30, 2019	1,198,270	$.40	4.1	$-	$71,867
Anti-dilution adjustment	8,783,653
Outstanding and exercisable at March 31, 2020	9,981,923	$.0053	2.61	-	$245,555

	Number of Warrants	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Weighted- Average Grant-Date Fair Value	Aggregate Intrinsic Value
Outstanding at September 30, 2017	500	$10.00	2.94	$360.00	$-
Granted	300
Anti-Dilution	68,779	$1.51	4.08	3.60	$185,822
Outstanding and exercisable at September 30, 2018	69,579	$1.58	4.1	$-	$185,822
Exercised	(167,596)	$0.158	4.1	$-
Anti-Dilution adjustments during 2019	1,296,287
Outstanding and exercisable at September 30, 2019	1,198,270	$.04			71,867